Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Non-Controlling Interests
Non-Controlling Interests
In connection with the Reorganization Transactions, Pluralsight, Inc. became the sole managing member of Pluralsight Holdings and as a result consolidates the results of operations of Pluralsight Holdings. The non-controlling interests balance represents the LLC Units of Pluralsight Holdings held by Continuing Members, based on the portion of LLC Units owned by Continuing Members. Following the Reorganization Transactions, the total adjustments to the non-controlling interests were $19.6 million and were primarily related to the settlement of equity-based awards and equity-based compensation. Income or loss is attributed to the non-controlling interests based on the weighted-average ownership percentages of LLC Units outstanding during the period, excluding LLC Units that are subject to time-based vesting requirements. As of December 31, 2018, the non-controlling interests of Pluralsight Holdings owned 51.4% of the outstanding LLC Units, with the remaining 48.6% owned by Pluralsight, Inc. The ownership of the LLC Units is summarized as follows:

	As of December 31, 2018
	Units	Ownership %

Pluralsight, Inc.'s ownership of LLC Units	65,191,907	48.6%
LLC Units owned by the Continuing Members(1)	68,881,732	51.4%
	134,073,639	100.0%
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(1) Excludes 3,195,322 LLC Units still subject to time-based vesting requirements.